INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS - Components of Investments in Direct Financing and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Sale Leaseback Transaction [Line Items]
Investment in sales-type leases, current portion	$ 35,135	$ 20,640
Investment in sales-type leases, long-term portion	0	35,099
Sales-Type Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	4,941	16,020
Purchase obligations at the end of the leases	31,150	43,150
Net minimum lease payments receivable	36,091	59,170
Less: unearned income	(920)	(3,358)
Total investment in sales-type leases	35,171	55,812
Allowance for expected credit losses	(36)	(73)
Total investment in sales-type leases	35,135	55,739
Investment in sales-type leases, current portion	35,135	20,640
Investment in sales-type leases, long-term portion	$ 0	$ 35,099